DISPOSAL GROUP HELD FOR SALE (Details) (USD $)	6 Months Ended	9 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 Proved Oil and Gas Properties - Weld County, CO [Member]	Sep. 30, 2013 Proved Oil and Gas Properties - Weld County, CO [Member]	Dec. 31, 2012 Proved Oil and Gas Properties - Weld County, CO [Member]	Sep. 30, 2013 Proved Oil and Gas Properties - Weld County, CO [Member] Member of the Board of Directors [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred costs to acquire oil and gas mineral interests				$ 1,477,990
Number of wells				5
Property recorded as a separate asset						1,472,521
Accumulated amortization of mineral interests capitalized						5,658
Proceeds from sale of disposal group held for sale		1,600,000
Gain on disposal of property		127,478
AFE deposit					400,000
Liabilities from disposal group held for sale					400,000	7,745
Due to others - related party		$ 817,585	$ 15,000				$ 209,520